SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted bank deposit	$ 1,150
Anti-dilutive shares	3,900,837	3,397,834	3,271,507
Minimum [Member]
Short term deposits bear interest	0.80%
Maximum [Member]
Short term deposits bear interest	5.30%